UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-08707

Name of Fund:  BlackRock MuniHoldings Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer (principal executive officer), BlackRock MuniHoldings Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052

Date of fiscal year end: 04/30/2008

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments


BlackRock MuniHoldings Insured Fund, Inc.

Schedule of Investments as of July 31, 2007 (Unaudited)                                                            (in Thousands)

                             Face
State                      Amount    Municipal Bonds                                                                     Value
Alabama - 1.3%          $   2,170    Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                     5.50% due 1/01/2022                                                              $     2,322

California - 30.3%          1,300    California State, GO, 5.50% due 4/01/2014 (f)                                          1,428
                            2,000    California State Public Works Board, Lease Revenue Bonds (Department of
                                     General Services - Capitol East End Complex), Series A, 5% due 12/01/2027 (a)          2,062
                            5,955    California State, Various Purpose, GO, 5.25% due 12/01/2022 (d)                        6,319
                            1,800    East Side Union High School District, California, Santa Clara County, GO
                                     (Election of 2002), Series B, 5% due 8/01/2027 (b)                                     1,864
                            1,335    East Side Union High School District, California, Santa Clara County, GO
                                     (Election of 2002), Series D, 5% due 8/01/2021 (g)                                     1,407
                            5,155    East Side Union High School District, California, Santa Clara County, GO
                                     (Election of 2002), Series D, 5% due 8/01/2029 (g)                                     5,362
                            2,565    Modesto, California, Schools Infrastructure Financing Agency, Special Tax
                                     Bonds, 5.50% due 9/01/2036 (a)                                                         2,741
                            5,005    San Francisco, California, City and County, GO (California Academy of Sciences
                                     Improvements), Series E, 5% due 6/15/2023 (e)                                          5,199
                            1,265    San Jose, California, GO (Libraries, Parks and Public Safety Projects), 5%
                                     due 9/01/2030 (e)                                                                      1,306
                            2,635    San Pablo, California, Joint Powers Financing Authority, Tax Allocation Revenue
                                     Refunding Bonds, 5.66% due 12/01/2024 (e)(q)                                           1,098
                            2,355    San Pablo, California, Joint Powers Financing Authority, Tax Allocation Revenue
                                     Refunding Bonds, 5.66% due 12/01/2025 (e)(q)                                             924
                            2,355    San Pablo, California, Joint Powers Financing Authority, Tax Allocation Revenue
                                     Refunding Bonds, 5.66% due 12/01/2026 (e)(q)                                             875
                            4,265    Santa Ana, California, Unified School District, GO, 5% due 8/01/2032 (e)               4,374
                            3,145    Sequoia, California, Unified High School District, GO, Refunding, Series B,
                                     5.50% due 7/01/2035 (d)                                                                3,434
                            4,540    Stockton, California, Public Financing Revenue Bonds (Redevelopment Projects),
                                     Series A, 5.25% due 9/01/2031 (h)                                                      4,662
                            2,180    Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                                     (Community Facilities District Number 97-1), Series A, 5% due 9/01/2032 (d)            2,231


Portfolio Abbreviations


To simplify the listings of BlackRock MuniHoldings Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
S/F        Single-Family
VRDN       Variable Rate Demand Notes



BlackRock MuniHoldings Insured Fund, Inc.

Schedule of Investments as of July 31, 2007 (Unaudited) (concluded)                                                (in Thousands)

                             Face
State                      Amount    Municipal Bonds                                                                     Value
California              $   2,800    Tustin, California, Unified School District, Senior Lien Special Tax Bonds
(concluded)                          (Community Facilities District Number 97-1), Series A, 5% due 9/01/2038 (d)      $     2,862
                            2,000    University of California Revenue Bonds (Multiple Purpose Projects),
                                     Series Q, 5% due 9/01/2022 (d)                                                         2,069
                            3,480    West Contra Costa, California, Unified School District, GO, Series C, 5%
                                     due 8/01/2021 (b)                                                                      3,616

Colorado - 6.3%            10,620    Aurora, Colorado, COP, 5.75% due 12/01/2010 (a)(f)                                    11,246

District of                 1,500    District of Columbia, Deed Tax Revenue Bonds (Housing Production Trust
Columbia - 0.9%                      Fund - New Communities Project), Series A, 5% due 6/01/2032 (e)                        1,552

Florida - 18.6%             2,100    Hillsborough County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT,
                                     Series 1, 5.375% due 10/01/2049 (n)(o)                                                 2,213

                            4,515    Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                     (Baptist Medical Center Project), 5% due 8/15/2037 (d)                                 4,644
                            1,060    Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A, 5% due
                                     4/01/2032                                                                              1,057
                            3,000    Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A, 5% due
                                     4/01/2032 (a)                                                                          3,099
                            5,750    Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                     Airport), AMT, Series A, 5% due 10/01/2040 (g)                                         5,830
                            2,225    Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds, Series A,
                                     5.24% due 10/01/2037 (e)(q)                                                              475
                            5,000    Okaloosa County, Florida, Water and Sewer Revenue Refunding Bonds, 5% due
                                     7/01/2036 (d)                                                                          5,163
                            1,500    Orange County, Florida, School Board, COP, Series A, 5% due 8/01/2032 (b)              1,548
                            3,850    Pasco County, Florida, Half-Cent Sales Tax Revenue Bonds, 5.125% due 12/01/2028 (a)    3,990
                            2,275    South Florida Water Management District, COP, 5% due 10/01/2036 (a)                    2,337
                            1,210    University of North Florida, Capital Improvement Revenue Bonds (Housing Project),
                                     5% due 11/01/2032 (b)                                                                  1,254
                            1,290    University of North Florida Financing Corporation, Capital Improvement Revenue
                                     Bonds (Housing Project), 5% due 11/01/2037 (b)                                         1,330

Georgia - 2.4%              4,000    Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2034 (d)              4,214

Illinois - 7.5%             7,965    Chicago, Illinois, GO, Series A, 6% due 7/01/2010 (b)(f)                               8,515
                            4,500    Illinois State, GO, First Series, 6% due 1/01/2018 (b)                                 4,707
                               45    Lake, Cook, Kane and McHenry Counties, Illinois, Community Unit School District
                                     Number 220, GO, 5.75% due 12/01/2019 (b)                                                  47

Louisiana - 3.9%            6,650    Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A, 5% due 5/01/2041 (b)       6,835

Massachusetts - 8.9%        3,375    Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                     Senior Series A, 5% due 7/01/2035                                                      3,441
                            1,000    Massachusetts State Development Finance Agency, Education Revenue Bonds (Belmont
                                     Hill School), 4.50% due 9/01/2036                                                        947
                              565    Massachusetts State, HFA, Housing Development Revenue Refunding Bonds, AMT, Series A,
                                     5.15% due 6/01/2011 (e)                                                                  574
                            2,440    Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series C,
                                     5.50% due 7/01/2032 (d)                                                                2,553
                            8,000    Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                     Series A, 5% due 8/15/2030 (d)                                                         8,322

Michigan - 4.6%             2,035    Boyne City, Michigan, Public School District, GO, 5.75% due 5/01/2009 (b)(f)           2,103
                              400    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds, DRIVERS,
                                     AMT, Series 858Z, 7% due 12/01/2011 (g)(j)(r)                                            446
                            1,500    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                     Edison Company Pollution Control Project), AMT, Series B, 5.65% due 9/01/2029 (g)      1,571
                            4,030    Northern Michigan University Revenue Bonds, VRDN, 3.64% due 6/01/2031 (b)(i)           4,030

Minnesota - 2.4%            4,015    Sauk Rapids, Minnesota, Independent School District Number 47, GO, Series A, 5.65%
                                     due 2/01/2019 (e)                                                                      4,243

Missouri - 6.4%             2,000    Cape Girardeau, Missouri, School District Number 063, GO (Missouri Direct Deposit
                                     Program), 5.50% due 3/01/2018 (b)                                                      2,075
                            1,925    Mehlville, Missouri, School District Number R-9, COP, Series A, 5.50% due
                                     3/01/2014 (d)                                                                          2,027
                            2,175    Mehlville, Missouri, School District Number R-9, COP, Series A, 5.50% due
                                     3/01/2015 (d)                                                                          2,290
                            1,170    Mehlville, Missouri, School District Number R-9, COP, Series A, 5.50% due
                                     3/01/2016 (d)                                                                          1,232
                            1,500    Mehlville, Missouri, School District Number R-9, COP, Series A, 5.50% due
                                     3/01/2017 (d)                                                                          1,574
                            2,190    Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds
                                     (Homeownership Loan Program), AMT, Series D-1, 5.05% due 9/01/2033 (o)                 2,187

Nebraska - 2.2%             3,585    Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds,
                                     First Tier, Series A, 5.50% due 4/01/2012 (a)(f)                                       3,837

New Jersey - 13.8%          1,800    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625% due 6/15/2018                      1,843
                            5,295    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                       5,638
                            3,800    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034 (l)                   4,160
                            6,700    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                     7/01/2033 (e)                                                                          7,081
                            5,500    New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due
                                     1/01/2030 (d)                                                                          5,707

New Mexico - 2.0%           3,325    New Mexico Finance Authority, Senior Lien State Transportation Revenue Bonds,
                                     Series A, 5.125% due 6/15/2018 (e)                                                     3,521

New York - 21.6%           10,000    Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75%
                                     due 8/01/2009 (d)(f)                                                                  10,587
                            4,000    New York City, New York, GO, Series E, 5% due 11/01/2017 (d)                           4,242
                            4,055    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                     Series A, 5% due 10/15/2020 (e)                                                        4,257
                            4,095    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                     Series A, 5.25% due 10/15/2027 (a)                                                     4,368
                            4,000    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                     Series A, 5% due 10/15/2032 (a)                                                        4,154
                            1,800    New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds
                                     (New York University), Series A, 5% due 7/01/2032 (a)                                  1,880
                            3,505    New York State Dormitory Authority Revenue Bonds (School Districts Financing
                                     Program), Series D, 5.25% due 10/01/2023 (e)                                           3,699
                            4,900    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                     5.50% due 6/01/2017                                                                    5,144

Ohio - 0.8%                 1,500    University of Toledo, Ohio, General Receipts Revenue Refunding Bonds, VRDN,
                                     3.64% due 6/01/2032 (b)(i)                                                             1,500

Oregon - 0.8%               1,400    Portland, Oregon, Urban Renewal and Redevelopment Tax Allocation Bonds (Oregon
                                     Convention Center), Series A, 5.75% due 6/15/2015 (a)                                  1,483

Pennsylvania - 8.3%         3,900    Pennsylvania State Higher Educational Facilities Authority, State System of Higher
                                     Education Revenue Bonds, Series O, 5.125% due 6/15/2024 (a)                            3,903
                            6,045    Philadelphia, Pennsylvania, Airport Revenue Bonds (Philadelphia Airport System),
                                     AMT, Series B, 5.50% due 6/15/2017 (b)                                                 6,169
                            2,615    Pittsburgh, Pennsylvania, GO, Series C, 5.25% due 9/01/2017 (d)                        2,824
                            1,800    Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds (Capital
                                     Projects and Equipment Program), 6.15% due 12/01/2029 (a)                              1,920

Rhode Island - 4.7%         5,000    Providence, Rhode Island, Redevelopment Agency Revenue Refunding Bonds (Public
                                     Safety and Municipal Buildings), Series A, 5.75% due 4/01/2010 (a)(f)                  5,291
                            2,870    Rhode Island State Health and Educational Building Corporation Revenue Bonds
                                     (Rhode Island School of Design), Series D, 5.50% due 8/15/2031 (g)                     3,075

South Carolina - 6.7%       1,525    Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage
                                     Hospital Facilities, Revenue Refunding Bonds, Series A, 5.25% due 2/15/2025 (c)(e)     1,606
                           10,000    South Carolina State Public Service Authority, Revenue Refunding Bonds, Series A,
                                     5% due 1/01/2042 (a)                                                                  10,310

Tennessee - 3.5%              600    Blount County, Tennessee, Public Building Authority, Local Government Public
                                     Improvement Revenue Bonds, VRDN, Series A-3-A, 3.66% due 6/01/2026 (a)(i)                600
                              300    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                     Improvement Revenue Bonds, VRDN, Series IV-E-1, 3.66% due 6/01/2030 (a)(i)               300
                              760    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                     Improvement Revenue Bonds, VRDN, Series VI-I-2, 3.66% due 6/01/2023 (a)(i)               760
                            2,355    Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series A,
                                     5.25% due 7/01/2022 (d)                                                                2,391
                            2,165    Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series A,
                                     5.35% due 1/01/2026 (d)                                                                2,196

Texas - 2.2%                  600    Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                     Bonds (Scott & White Memorial Hospital), VRDN, Series 2001-2, 3.64% due
                                     8/15/2031 (e)(i)                                                                         600
                              500    Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                     Bonds (Scott & White Memorial Hospital), VRDN, Series B-1, 3.64% due
                                     8/15/2029 (e)(i)                                                                         500
                            2,707    Houston, Texas, Community College System, Participation Interests, COP (Alief
                                     Center Project), 5.75% due 8/15/2022 (e)                                               2,792

Virginia - 0.9%             1,500    Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H, Sub-Series H-1,
                                     5.35% due 7/01/2031 (e)                                                                1,536

Washington - 4.9%           4,000    Bellevue, Washington, GO, Refunding, 5.50% due 12/01/2039 (e)                          4,325
                            2,310    Chelan County, Washington, Public Utility District Number 001, Consolidated
                                     Revenue Bonds (Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (a)            2,396
                            1,810    Snohomish County, Washington, Public Utility District Number 001, Electric
                                     Revenue Bonds, 5.50% due 12/01/2022 (d)                                                1,928

West Virginia - 2.9%        5,000    West Virginia State Housing Development Fund, Housing Finance Revenue Refunding
                                     Bonds, Series D, 5.20% due 11/01/2021 (e)                                              5,107

Wisconsin - 0.3%              500    Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Blood
                                     Center of Southeastern Wisconsin Project), 5.50% due 6/01/2024                           517

Puerto Rico - 2.0%            605    Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series B, 5.25%
                                     due 7/01/2032                                                                            633
                            1,000    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series TT, 5% due
                                     7/01/2037                                                                              1,026
                            1,870    Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                     Bonds, Series D, 5.25% due 7/01/2036                                                   1,929

                                     Total Municipal Bonds (Cost - $297,479) - 171.1%                                     303,561



                                     Municipal Bonds Held in Trust (p)
Arkansas - 4.3%             7,420    Arkansas State Development Finance Authority, M/F Mortgage Revenue Refunding
                                     Bonds, Series C, 5.35% due 12/01/2035 (c)(e)                                           7,611

California - 3.9%           6,500    California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas
                                     and Electric), AMT, Series A, 5.35% due 12/01/2016 (e)                                 6,854

Illinois - 2.7%             4,300    Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                     Series B-2, 6% due 1/01/2029 (g)                                                       4,735

Michigan - 2.8%             1,200    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                     (Detroit Edison Company Pollution Control Project), AMT, Series A, 5.50% due
                                     6/01/2030 (g)                                                                          1,270
                            3,500    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                     (Detroit Edison Company Pollution Control Project), AMT, Series C, 5.65% due
                                     9/01/2029 (g)                                                                          3,666

Texas - 4.7%                8,000    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT, Series A,
                                     5.50% due 11/01/2033 (e)                                                               8,444

                                     Total Municipal Bonds Held in Trust (Cost - $32,001) - 18.4%                          32,580



                           Shares
                             Held    Short-Term Securities
                               21    Merrill Lynch Institutional Tax-Exempt Fund, 3.47% (k)(m)                                 21

                                     Total Short-Term Securities (Cost - $21) - 0.0%                                           21

                                     Total Investments (Cost - $329,501*) - 189.5%                                        336,162
                                     Liabilities in Excess of Other Assets - (5.1%)                                       (9,120)
                                     Liability for Trust Certificates, Including Interest Expense Payable - (8.8%)       (15,580)
                                     Preferred Stock, at Redemption Value - (75.6%)                                     (134,084)
                                                                                                                      -----------
                                     Net Assets Applicable to Common Stock - 100.0%                                   $   177,378
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $          315,085
                                                 ==================
    Gross unrealized appreciation                $            6,317
    Gross unrealized depreciation                             (700)
                                                 ------------------
    Net unrealized appreciation                  $            5,617
                                                 ==================

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FHA Insured.

(d) FSA Insured.

(e) MBIA Insured.

(f) Prerefunded.

(g) XL Capital Insured.

(h) Radian Insured.

(i) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(j) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                      Net          Dividend
    Affiliate                                       Activity        Income

    Merrill Lynch Institutional Tax-Exempt Fund        -              ++

      ++ Amount is less than $1,000.


(l) Assured Guaranty Insured.

(m) Represents the current yield as of July 31, 2007.

(n) FHLMC Collateralized.

(o) FNMA/GNMA Collateralized.

(p) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(q) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(r) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.


Item 2 - Controls and Procedures

2(a) - 	 The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - 	 There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniHoldings Insured Fund, Inc.


By:	/s/ Robert C. Doll, Jr.
	------------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock MuniHoldings Insured Fund, Inc.


Date: September 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
	------------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock MuniHoldings Insured Fund, Inc.


Date: September 20, 2007


By:	/s/ Donald C. Burke
	--------------------
        Donald C. Burke,
        Chief Financial Officer (principal financial officer) of
        BlackRock MuniHoldings Insured Fund, Inc.


Date: September 20, 2007